Inventories - Allowance for Obsolescence and/or Lower Market Value (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Balance at beginning of year	€ (261,598)	€ (267,366)
Addition for the year	(162,821)	(164,852)	(130,911)
Effect of changes in exchange rates	(8,848)	2,532
Utilization of the provision	121,885	168,088
Balance at end of year	€ (311,382)	€ (261,598)	€ (267,366)